Debt	6 Months Ended
Jun. 30, 2024
Debt
Debt

Note 7. Debt

Debt by category

	June 30,	December 31,
Skr mn	2024	2023
Currency-related contracts	5,206	6,368
Interest rate-related contracts	321,620	307,626
Equity-related contracts	195	3,594
Contracts related to commodities, credit risk, etc.	147	148
Total debt	327,168	317,736
of which denominated in:
Skr	22,422	17,029
USD	209,782	200,222
EUR	61,246	61,325
AUD	12,044	11,934
GBP	9,654	9,304
JPY	3,995	8,139
Other currencies	8,025	9,783

The information is disclosed in accordance with FFFS 2014:21.